Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 480,000
Previously Paid Amount	0.00
Total Fee Amount	73.49
Total Offset Amount	0.00
Net Fee	73.49
Narrative - Max Aggregate Offering Price	$ 480,000
Final Prospectus	true